Income Taxes - Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss or Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Income tax (benefit)/expense at PRC statutory rate	¥ 212,920	$ 29,170	¥ 508,150	¥ (8,444)
Effect of differing tax rates in different jurisdictions	139,126	19,060	98,963	184,999
Non-deductible expenses and non-taxable income, net	33,714	4,619	119,442	(119,094)
Research and development super-deduction	(140,153)	(19,201)	(141,454)	(115,975)
Effect of PRC preferential tax rates	(111,365)	(15,257)	(169,264)	23,564
Other adjustments	8,962	1,228	14,692	(41,940)
Change in valuation allowance	(82,114)	(11,250)	(350,482)	160,890
Income tax expense	¥ 61,090	$ 8,369	¥ 80,047	¥ 84,000